Supplement dated June 5, 2017

To the current Prospectuses, as amended, for

New York Life Insurance and Annuity Corporation

New York Life Variable Universal Life Insurance Policies

Investing in

NYLIAC Variable Universal Life Separate Account-I

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

This supplement amends the most recent prospectus you received, as amended (the “Prospectuses”), for the variable universal life insurance policies offered through the separate accounts referenced above. You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the applicable Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note changes to the name of certain Eligible Portfolios listed in the Prospectuses. Keeping this purpose in mind, please note that the following changes will occur:

Name Change of Eligible Portfolios

Effective June 5, 2017, all references in the Prospectuses to:

(i)	MainStay VP Janus Balanced—Initial Class will be deleted and replaced with MainStay VP Janus Henderson Balanced—Initial Class;

(ii)	Janus Aspen Global Research Portfolio—Institutional Shares will be deleted and replaced with Janus Henderson VIT Global Research Portfolio—Institutional Shares;[1]

(iii)	Janus Aspen Enterprise Portfolio—Institutional Shares will be deleted and replaced with Janus Henderson VIT Enterprise Portfolio—Institutional Shares;[2]

(iv)	Janus Aspen Flexible Bond Portfolio—Institutional Shares will be deleted and replaced with Janus Henderson VIT Flexible Bond Portfolio—Institutional Shares;[3] and

(v)	Janus Aspen Forty Portfolio—Institutional Shares will be deleted and replaced with Janus Henderson VIT Forty Portfolio—Institutional Shares.[4]

[1]	Janus Aspen Global Research Portfolio—Institutional Shares are not available through New York Life Lifetime Wealth Variable Universal Life policies.
[2]	Janus Aspen Enterprise Portfolio—Institutional Shares are only offered through Corporate Executive Variable Universal Life, Corporate Executive Series Variable Universal Life, New York Life Lifetime Wealth Variable Universal Life, NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life policies.
[3]	Janus Aspen Flexible Bond Portfolio—Institutional Shares are only offered through Corporate Executive Variable Universal Life and Corporate Executive Series Variable Universal Life policies.
[4]	Janus Aspen Forty Portfolio—Institutional Shares are only offered through Corporate Executive Variable Universal Life, Corporate Executive Series Variable Universal Life, and New York Life Lifetime Wealth Variable Universal Life policies.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010